Legacy Class [Member] Average Annual Total Returns - Legacy Class		12 Months Ended	60 Months Ended	120 Months Ended	239 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%	10.54%
Performance Inception Date	[1]				Jan. 31, 2005
Cboe S&P 500 BuyWrite Index (BXM)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	20.12%	6.88%	6.94%	5.90%
Performance Inception Date	[2]				Jan. 31, 2005
Legacy Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.10%	10.26%	12.69%	9.92%
Performance Inception Date					Jan. 31, 2005
Legacy Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.99%	6.56%	9.38%	7.78%
Performance Inception Date					Jan. 31, 2005
Legacy Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.53%	7.00%	9.37%	7.69%
Performance Inception Date	[3]				Jan. 31, 2005

[1]	Broad-based securities market index.
[2]	Additional index.
[3]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.